Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2015
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation: The accompanying interim condensed consolidated and combined financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Midstream's condensed consolidated and combined financial position, statements of operations and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The yearend condensed balance sheet data was derived from audited financial statements, but does not include all disclosure required by accounting principles generally accepted in the United States of America (“GAAP”). The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under GAAP for complete financial statements. These interim financial statements should be read in conjunction with the Company's consolidated and combined financial statements and notes included in Navios Midstream's 2014 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Principles of consolidation
(b) Principles of consolidation: The accompanying interim condensed consolidated and combined financial statements include the accounts of Navios Midstream, a Marshall Islands corporation, and its subsidiaries that are all 100% owned. All significant intercompany balances and transactions have been eliminated in the condensed consolidated statements.

As of June 30, 2015, the entities included in these condensed consolidated and combined financial statements were:

Company name	Vessel name	Country of incorporation	2015	2014
Navios Maritime Midstream Operating LLC	N/A	Marshall Islands	1/1-6/30	—
Navios Maritime Midstream Partners L.P.	N/A	Marshall Islands	1/1-6/30	—
Navios Maritime Midstream Finance (US) Inc.	Co-Borrower	Delaware	6/4-6/30	—
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Dream Limited	C. Dream	Hong Kong	6/18-6/30	—
Sikinos Shipping Corporation	Nave Celeste	Marshall Islands	6/18-6/30	—

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03 - Interest - Imputation of Interest to simplify the presentation of debt issuance costs. Current guidance generally requires entities to capitalize costs paid to third parties that are directly related to issuing debt and that otherwise wouldn't be incurred and present those amounts separately as deferred charges (i.e. assets). However, the discount or premium resulting from the difference between the net proceeds received upon debt issuance and the amount payable at maturity is presented as a direct deduction from or an addition to the face amount of the debt. The new guidance simplifies financial reporting by eliminating the different presentation requirements for debt issuance costs and debt discounts or premiums. Presenting debt issuance costs as assets is inconsistent with FASB Concepts Statement No. 6, Elements of Financial Statements, which states that debt issuance costs cannot be assets because they provide no future economic benefit. Current guidance also conflicts with IFRS, which requires transaction costs, including third-party costs and creditor fees, to be deducted from the carrying value of the financial liability and not recorded as a separate asset.
The guidance is effective for public business entities for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements. Early adoption is permitted.
The Company adopted the new guidance effective for the financial statements for the fiscal year ending December 31, 2015 and interim period within this fiscal year and thus presents deferred finance costs, net of accumulated amortization, as a reduction of long term debt. In order to conform with the current period presentation, the Company has eliminated Deferred finance costs, net and has decreased the amount of Current portion of long term debt by $482 and the amount of Long term debt by $1,431 on the consolidated balance sheet as of December 31, 2014. This reclassification has no impact on the Company's results of operations, cash flows and net assets for any period.
In August 2014, the FASB issued ASU No. 2014-15 - Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The adoption of the new standard is not expected to have an impact on the Company's results of operations, financial position or cash flows.